Account Payables and Accruals	6 Months Ended
Jun. 30, 2024
Account Payables and Accruals [Abstract]
ACCOUNT PAYABLES AND ACCRUALS	NOTE 5 – ACCOUNT PAYABLES AND ACCRUALS
	June 30,	December 31,
	2024	2023
Accrued expenses	584	532
Employee benefits	600	1,241
Other	9	10
	1,193	1,783